INCOME TAXES - Disclosure of detailed information about tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current tax expense
Current year	$ 3,999	$ 2,640
Prior years	187	185
Total current tax expense	4,186	2,825
Deferred tax expense
Current year movement in recognized temporary differences and losses	841	279
Prior years	128
Total deferred tax expense	969	279
Total income tax expense	$ 5,155	$ 3,104